RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Amounts receivable, related party transactions		$ 161,727
Amounts payable, related party transactions	$ 40,095